Needham Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	12,000	$3,172,560
RTX Corp.	2,000	242,320
		3,414,880

Biotechnology - 0.5%
Gilead Sciences, Inc.	14,000	1,173,760

Chemicals - 5.4%
Aspen Aerogels, Inc.(a)	400,000	11,076,000
DuPont de Nemours, Inc.	17,500	1,559,425
		12,635,425

Commercial Services & Supplies - 1.3%
Clean Harbors, Inc.(a)	12,250	2,960,948

Communications Equipment - 1.2%
ADTRAN Holdings, Inc.(a)	145,000	859,850
Cambium Networks Corp.(a)	65,000	118,950
KVH Industries, Inc.(a)(d)	361,350	1,745,320
ViaSat, Inc.(a)	7,500	89,550
		2,813,670

Construction & Engineering - 1.2%
Centuri Holdings, Inc.(a)	70,700	1,141,805
MDU Resources Group, Inc.	62,500	1,713,125
		2,854,930

Construction Materials - 0.3%
CRH PLC (Ireland)	7,000	649,180

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.(a)	14,000	1,961,820

Electrical Equipment - 6.6%
Hammond Power Solutions, Inc. (Canada)	35,900	3,751,788
nVent Electric PLC (Ireland)	50,000	3,513,000
Vertiv Holdings Co. - Class A	24,500	2,437,505
Vicor Corp.(a)	130,439	5,491,482
		15,193,775

Electronic Equipment, Instruments & Components - 5.3%
Cognex Corp.	40,000	1,620,000
Coherent Corp.(a)	27,500	2,445,025
Corning, Inc.	45,500	2,054,325
nLight, Inc.(a)	135,000	1,443,150
Rogers Corp.(a)	3,500	395,535
TTM Technologies, Inc.(a)	52,500	958,125
Vishay Intertechnology, Inc.	175,000	3,309,250
		12,225,410

Health Care Equipment & Supplies - 2.7%
Becton Dickinson & Co.	18,250	4,400,075
Medtronic PLC (Ireland)	20,000	1,800,600
		6,200,675

Health Care Providers & Services - 1.2%
Labcorp Holdings, Inc.	8,800	1,966,624
Quest Diagnostics, Inc.	5,500	853,875
		2,820,499

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	2,500	516,775

Insurance - 1.0%
Markel Group, Inc.(a)	1,500	2,352,870

Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A	5,000	829,250

IT Services - 4.1%
Akamai Technologies, Inc.(a)	70,000	7,066,500
Unisys Corp.(a)	425,000	2,414,000
		9,480,500

Life Sciences Tools & Services - 6.2%
Bruker Corp.	52,500	3,625,650
CryoPort, Inc.(a)	50,000	405,500
Fortrea Holdings, Inc.(a)	13,800	276,000
Thermo Fisher Scientific, Inc.	16,250	10,051,763
		14,358,913

Media - 3.7%
Comcast Corp. - Class A	70,000	2,923,900
The Trade Desk, Inc. - Class A(a)	51,000	5,592,150
		8,516,050

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	5,000	736,350
Navigator Holdings, Ltd. (Marshall Islands)	20,000	321,400
		1,057,750

Professional Services - 4.1%
Amentum Holdings, Inc.(a)	2,500	80,625
Jacobs Solutions, Inc.	2,500	327,250
Parsons Corp.(a)	87,500	9,072,000
		9,479,875

Semiconductors & Semiconductor - 0.9%
Lam Research Corp.	2,500	2,040,200

Semiconductors & Semiconductor Equipment - 25.7%(b)
Analog Devices, Inc.	10,000	2,301,700
Applied Materials, Inc.	9,000	1,818,450
ASML Holding NV (Netherlands)	2,250	1,874,812
AXT, Inc.(a)	200,000	484,000
Entegris, Inc.	94,500	10,634,085
FormFactor, Inc.(a)	115,000	5,290,000
Marvell Technology, Inc.	44,000	3,173,280
MKS Instruments, Inc.	22,000	2,391,620
Nova, Ltd. (Israel)(a)	43,250	9,010,705
PDF Solutions, Inc.(a)	313,050	9,917,424
Photronics, Inc.(a)	160,000	3,961,600
SiTime Corp.(a)	12,500	2,143,875
Teradyne, Inc.	24,500	3,281,285
Veeco Instruments, Inc.(a)	95,000	3,147,350
		59,430,186

Software - 3.5%
Altair Engineering, Inc. - Class A(a)	51,500	4,918,765
Bentley Systems, Inc. - Class B	10,500	533,505
Crowdstrike Holdings, Inc. - Class A(a)	2,000	560,940
Datadog, Inc. - Class A(a)	2,000	230,120
Klaviyo, Inc. - Class A(a)	50,000	1,769,000
		8,012,330

Specialty Retail - 2.6%
CarMax, Inc.(a)	78,500	6,074,330

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	6,750	1,572,750
Hewlett Packard Enterprise Co.	80,500	1,647,030
Super Micro Computer, Inc.(a)(d)	30,750	12,804,300
		16,024,080

Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	22,750	1,478,295

Trading Companies & Distributors - 0.1%
Air Lease Corp.	7,500	339,675
TOTAL COMMON STOCKS (Cost $93,933,742)		204,896,051

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Equinix, Inc.	2,150	1,908,404
Lineage, Inc.(a)	6,000	470,280
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,150,019)		2,378,684

SHORT-TERM INVESTMENTS - 10.8%
Money Market Funds - 10.8%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.89%(c)	24,915,534	24,915,534
TOTAL SHORT-TERM INVESTMENTS (Cost $24,915,534)		24,915,534

TOTAL INVESTMENTS - 100.3% (Cost $120,999,295)		232,190,269
Liabilities in Excess of Other Assets - (0.3)%		(636,745)
TOTAL NET ASSETS - 100.0%		$231,553,524

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	As of September 30, 2024, the Fund had a significant portion of its assets invested in Semiconductors & Semiconductor Equipment.
(c) (d)
The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of September 30, 2024 is $1,403,250.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Investments)
United States^	$211,268,784	91.0%
Israel	9,010,705	3.9
Ireland	5,962,780	2.6
Canada	3,751,788	1.6
Netherlands	1,874,812	0.8
Marshall Islands	321,400	0.1
	$232,190,269	100.0%

^ United States allocation includes Short-Term Investment-Money Market Fund of 10.7%.